Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On October 3, 2025, the Company redomiciled from Delaware to Nevada.

On October 13, 2025, the Company signed a lease agreement with Los Angeles County Metro Transportation Authority for a new Company owned store at Union Station. The Company is currently evaluating this lease under ASC 842.

On October 17, 2025 the Company engaged an Employment of Record “EOR”. The EOR will be engaged in the business of providing employer of record services, including but not limited to human resources administration, payroll processing, tax withholding and remittance, employee benefits administration, and workers’ compensation coverage.

On November 14, 2025, the Company converted all 100,000 outstanding Class A Preferred Stock at a rate of 379.35029 to 37,935,029 common shares issued to an entity controlled by our Chief Executive Officer. On the same date the Company also converted 671,072 Class B Preferred shares to common stock on a one to one basis issued to our crowdfunding investors.